Sales - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Arrangement [Line Items]
Sales return accrued liabilities	$ 35,094	$ 66,876	$ 19,975	$ 34,163
Provisions for sales returns	28,841	61,721	21,722	28,038
Deferred Revenue, Non-Current	0
Recognition of Advances Received From Customers Revenue	2,623
Sales Return From customers	18,398
Advances From Customers
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	12,211
Deferred Revenue, Non-Current	$ 0
PRC Government for Stockpiling of H5N1 and Hepatitis A Vaccines
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current		27,049	25,543	79,718
Deferred Revenue, Non-Current		$ 200	$ 206	$ 223